ACCOUNTS RECEIVABLE, NET-THIRD PARTIES	9 Months Ended
Sep. 30, 2020
ACCOUNTS RECEIVABLE, NET-THIRD PARTIES
ACCOUNTS RECEIVABLE, NET-THIRD PARTIES

7.    ACCOUNTS RECEIVABLE, NET—THIRD PARTIES

	2019	2020
	December 31	September 30
	RMB	RMB
Accounts receivables	5,584,548,167	5,472,967,286
Allowance for credit losses	(318,197,517)	(325,929,467)
Accounts receivable, net	5,266,350,650	5,147,037,819

The following table summarizes the activity in the allowance for credit losses related to accounts receivable for the nine months ended September 30, 2019 and 2020:

	For the nine months ended September 30
	2019	2020
	RMB	RMB
At beginning of period	256,605,518	318,197,517
Impact of adopting ASC Topic 326	—	(30,915,517)
Addition	78,486,446	49,392,754
Reversal	(80,526,863)	(10,745,287)
At end of period	254,565,101	325,929,467

As of December 31, 2019 and September 30, 2020, accounts receivable with net book value of RMB1,200,492,957 and RMB851,038,544 were pledged as collateral for the Group’s borrowings (Note 19).